Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	INCOME TAXES

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Income tax recovery - current	$43,427	$4,045
Income tax expense - deferred	(234,483)	(41,824)
Income tax expense from continuing operations	$(191,056)	$(37,779)

Income tax (expense) recovery from discontinued operations - current	$(46,502)	$5
Income tax recovery from discontinued operations - deferred	56,164	1,399
Income tax recovery from discontinued operations	$9,662	$1,404

The tax on the Company’s income differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Income before income taxes from continuing operations	$708,145	$150,416
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	187,658	39,860
Non-taxable gains on investments	(2,606)	(1,460)
Non-taxable losses on derivative financial instruments	51,590	1,912
Foreign tax rate differential (1)	(44,450)	(8,724)
Other, including permanent differences (2)	(1,136)	6,191
Income tax expense from continuing operations	$191,056	$37,779
(1) Effective January 1, 2020, the Company’s single-family rental business is subject to the U.S. ordinary income tax rate of 21%, resulting in a reduction in Tricon’s effective tax rate from the Canadian combined statutory income tax rate of 26.5%.
(2) Other permanent differences are comprised of non-deductible share compensation, non-deductible debentures discount amortization and non-deductible interest expense.

The expected realization of deferred income tax assets and deferred income tax liabilities is as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Deferred income tax assets
Deferred income tax assets to be recovered after more than 12 months	$96,945	$102,444
Deferred income tax assets to be recovered within 12 months	—	—
Total deferred income tax assets	$96,945	$102,444

Deferred income tax liabilities
Deferred income tax liabilities reversing after more than 12 months	$461,689	$298,071
Deferred income tax liabilities reversing within 12 months	—	—
Total deferred income tax liabilities	$461,689	$298,071

Net deferred income tax liabilities	$364,744	$195,627

The movement of the deferred income tax accounts was as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Change in net deferred income tax liabilities
Net deferred income tax liabilities, beginning of year	$195,627	$155,974
Charge to the statement of comprehensive income	178,319	40,425
Credit to equity	(9,173)	—
Other	(29)	(772)
Net deferred income tax liabilities, end of year	$364,744	$195,627
The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities were as follows:

(in thousands of U.S. dollars)	Investments	Long-term incentive plan accrual	Performance fees liability	Issuance costs	Net operating losses	Other	Total

Deferred income tax assets
At December 31, 2020	$16,677	$6,211	$—	$1,702	$72,292	$5,562	$102,444
(Reversal) / Addition	(5,946)	2,447	10,681	11,210	(25,295)	1,404	(5,499)
At December 31, 2021	$10,731	$8,658	$10,681	$12,912	$46,997	$6,966	$96,945

(in thousands of U.S. dollars)					Rental properties	Other	Total

Deferred income tax liabilities
At December 31, 2020					$297,057	$1,014	$298,071
Addition / (Reversal)					164,005	(387)	163,618
At December 31, 2021					$461,062	$627	$461,689

The Company believes it will have sufficient future income to realize the deferred income tax assets.